Risk management, funding and liquidity risk and market risk - Group's funding composition (Details) $ in Billions, $ in Billions		12 Months Ended
	Nov. 11, 2020	Sep. 30, 2023 AUD ($)	Sep. 30, 2023 NZD ($)	Sep. 30, 2022
Group's total funding
Customer deposits			66.00%	65.10%
Wholesale term funding with residual maturity greater than 12 months			13.80%	14.50%
Wholesale funding with a residual maturity less than 12 months			12.30%	12.50%
Equity			7.50%	7.40%
Securitisation			0.40%	0.50%
Group's total funding			100.00%	100.00%
Movements in the Group's funding composition
Increase in customer deposits, amount		$ 28.1
Customer deposits to loan ratio				65.10%
Long term wholesale funding raised		$ 35.2
Weighted average maturity period for short term funding portfolio		149 days
Increase (decrease) in funding from equity		$ 2.6
Funding for Lending Programme (FLP)
Movements in the Group's funding composition
Term of lending facility	3 years
Percentage of initial allocation of eligible loans	4.00%
Percentage of conditional additional allocation	2.00%
Total percentage of initial allocation of eligible loans	6.00%
Remaining outstanding amount			$ 5.0